UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     April 26, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $60,602 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      977    61752 SH       Sole                    61752        0        0
ACME COMMUNICATION INC         COM              004631107      267    46880 SH       Sole                    46880        0        0
ALDILA INC                     COM NEW          014384200      432    26410 SH       Sole                    26410        0        0
ALTRIA GROUP INC               COM              02209s103     7161    81550 SH       Sole                    81550        0        0
AMARIN CORP PLC                SPONSORED ADR    023111107      158    68700 SH       Sole                    68700        0        0
ANADARKO PETE CORP             COM              032511107      726    16900 SH       Sole                    16900        0        0
AUTHENTIDATE HLDG CORP         COM              052666104       66    45700 SH       Sole                    45700        0        0
AVIS BUDGET GROUP              COM              053774105      328    12009 SH       Sole                    12009        0        0
BANCROFT FUND LTD              COM              059695106      442    22092 SH       Sole                    22092        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     7389     2030 SH       Sole                     2030        0        0
CIMAREX ENERGY CO              COM              171798101     1048    28300 SH       Sole                    28300        0        0
CONOCOPHILLIPS                 COM              20825c104     2941    43030 SH       Sole                    43030        0        0
DG FASTCHANNEL INC             COM              23326r109      855    51400 SH       Sole                    51400        0        0
ELLSWORTH FUND LTD             COM              289074106      685    79798 SH       Sole                    79798        0        0
GENERAL FINANCE CORP           UNIT 04/05/2010  369822200      213    24167 SH       Sole                    24167        0        0
ISHARES INC                    MSCI TAIWAN      464286731    13330   956218 SH       Sole                   956218        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4311    37006 SH       Sole                    37006        0        0
ISHARES TR                     S&P 100 IDX FD   464287101      414     6351 SH       Sole                     6351        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1029    13498 SH       Sole                    13498        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      598     7197 SH       Sole                     7197        0        0
ISHARES TR                     RUSSELL 1000     464287622     1229    15879 SH       Sole                    15879        0        0
ISHARES TR                     LEHMAN 10-20YR   464288653      215     2137 SH       Sole                     2137        0        0
ISHARES TR                     US TIPS BD FD    464287176      209     2073 SH       Sole                     2073        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071m104      738    31000 SH       Sole                    31000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071m302      354     3200 SH       Sole                     3200        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207      240    23800 SH       Sole                    23800        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       51    10000 SH       Sole                    10000        0        0
LOEWS CORP                     CAROLNA GP STK   540424207     6654    88000 SH       Sole                    88000        0        0
MELCO PBL ENTMNT LTD           ADR              585464100      468    29000 SH       Sole                    29000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107n206      332    13334 SH       Sole                    13334        0        0
NEXTWAVE WIRELESS INC          COM              65337y102      479    47916 SH       Sole                    47916        0        0
NUVEEN PREM INCOME MUN FD 2    COM              67063w102      236    16441 SH       Sole                    16441        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      193    13685 SH       Sole                    13685        0        0
PARLUX FRAGRANCES INC          COM              701645103      163    29233 SH       Sole                    29233        0        0
PIONEER TAX ADVNTAGE BALANC    COM              72388r101     1036    71037 SH       Sole                    71037        0        0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100     1925    60000 SH       Sole                    60000        0        0
SPDR TR                        UNIT SER 1       78462F103      283     1992 SH       Sole                     1992        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     1381    21001 SH       Sole                    21001        0        0
STREETTRACKS INDEX SHS FDS     MSCI ACWI EXUS   863308813      419    10998 SH       Sole                    10998        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      627     4430 SH       Sole                     4430        0        0